Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA  19103
Telephone:  (215) 988-2700
Fax:  (215) 988-2757
www.drinkerbiddle.com

October 13, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

   Re:     Trust For Credit Unions (the “Trust”)/Preliminary Proxy Materials

Ladies and Gentlemen:

   Enclosed for filing pursuant to Rule 14a-6(b) of the Securities Exchange Act of 1934, as amended, please find the Trust’s Preliminary Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxy (collectively, the “Proxy Materials”).  These Proxy Materials are being filed in connection with a Special Meeting of Shareholders of the Trust being held for the following purposes:  1) to approve an Amended and Restated Investment Advisory Agreement between the Trust and ALM First Financial Advisors, LLC; 2) to elect one Trustee who has not been previously elected by shareholders of the Trust; and 3) to transact such other business as may properly come before the meeting or any adjournment thereof.

   Please do not hesitate to contact me at (215) 988-3328 if you have any comments or questions.

Sincerely, /s/ Andrew Seaberg Andrew Seaberg